Accrued expenses and the intrinsic value recognized in share-based payments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
4th Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of The controlling company	₩ 0	₩ 155
Employees of The subsidiaries	54	1,611
Total	54	1,766
5th Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of The controlling company	0	41
Employees of The subsidiaries	26	655
Total	26	696
6th Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of The controlling company	26	0
Employees of The subsidiaries	159	0
Total	185	0
7th Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of The controlling company	83	0
Employees of The subsidiaries	120	0
Total	203	0
Performance shares
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of The controlling company	8,286	7,433
Employees of The subsidiaries	62,769	57,638
Total	₩ 71,055	₩ 65,071